Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Estimated amortization expenses for year one	¥ 21,667
Estimated amortization expenses for year two	21,590
Estimated amortization expenses for year three	21,393
Estimated amortization expenses for year four	19,946
Estimated amortization expenses for year five	15,472				$ 2,428
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets amortisation expense	21,104	$ 3,312	¥ 13,749	¥ 10,632
General and Administrative Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets amortisation expense	¥ 4,240	$ 665	¥ 53	¥ 923